Argentina's Hyperinflationary Economy (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of Hyperinflationary Reporting [Line Items]
Historical inflation accumulated up to December 31, 2017				652.29
From January to December 2018	47.83%
Retained Earnings	$ 4,841,687		$ 961,106	$ 3,583,831
Gains (losses) from indexed assets and liabilities	270,380	$ (1,032)
Shareholders Of Enel America
Disclosure of Hyperinflationary Reporting [Line Items]
Retained Earnings			$ 668,693
IAS 29 [Member]
Disclosure of Hyperinflationary Reporting [Line Items]
Retained Earnings	961,107
Gains (losses) from indexed assets and liabilities	$ 270,380